Loan from Related Party (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Debt Disclosure [Abstract]
Schedule of Loan from Related Party

Convertible Notes Issued to the President and Director of Kibush Capital Corporation:

	March 31, 2020
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$2,631,310	$0	$2,631,310

Total	$2,631,310	$0	$2,631,310

	September 30, 2019
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$1,956,986	$0	$1,956,986

Total	$1,956,986	$0	$1,956,986

	September 30, 2018
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$1,737,566	$0	$1,737,566

Total	$1,737,566	$0	$1,737,566

	September 30, 2019
	Note face amount	Debt Discount	Net Amount of note

Loan from related party	$1,956,986	$0	$1,956,986

Total	$1,956,986	$0	$1,956,986